10. Commitments and Contingencies (Details 2)	12 Months Ended
Mar. 31, 2015
Scenario 1
Commitments	Cumulative Funds Raised (inclusive of all sources including without limitation capital raised, grants received, revenue recorded, debt raised, and assets sold): 100,000, Effective Monthly Salary: 10.0%
Scenario 2
Commitments	Cumulative Funds Raised (inclusive of all sources including without limitation capital raised, grants received, revenue recorded, debt raised, and assets sold): 175,000, Effective Monthly Salary: 15.0%
Scenario 3
Commitments	Cumulative Funds Raised (inclusive of all sources including without limitation capital raised, grants received, revenue recorded, debt raised, and assets sold): 250,000, Effective Monthly Salary: 25.0%
Scenario 4
Commitments	Cumulative Funds Raised (inclusive of all sources including without limitation capital raised, grants received, revenue recorded, debt raised, and assets sold): 375,000, Effective Monthly Salary: 37.5%
Scenario 5
Commitments	Cumulative Funds Raised (inclusive of all sources including without limitation capital raised, grants received, revenue recorded, debt raised, and assets sold): 500,000, Effective Monthly Salary: 50.0%
Scenario 6
Commitments	Cumulative Funds Raised (inclusive of all sources including without limitation capital raised, grants received, revenue recorded, debt raised, and assets sold): 750,000, Effective Monthly Salary: 62.5%
Scenario 7
Commitments	Cumulative Funds Raised (inclusive of all sources including without limitation capital raised, grants received, revenue recorded, debt raised, and assets sold): 1,000,000, Effective Monthly Salary: 75.0%
Scenario 8
Commitments	Cumulative Funds Raised (inclusive of all sources including without limitation capital raised, grants received, revenue recorded, debt raised, and assets sold): 1,250,000, Effective Monthly Salary: 87.5%
Scenario 9
Commitments	Cumulative Funds Raised (inclusive of all sources including without limitation capital raised, grants received, revenue recorded, debt raised, and assets sold): 1,500,000, Effective Monthly Salary: 100.0%